Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 568,346	$ 706,177
Lease liabilities	520,304	633,028	$ 392,822
Less than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	230,499	264,842
Between 1 and 2 years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	158,259	175,428
Between 2 and 5 years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	179,588	265,907
More than 5 Years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 0	$ 0